Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 156,903,875	$ 225,977,991
Pemex Exploration and Production
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	163,480,600	1,289,942,972
Pemex Exploration and Production | Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	37,276,319	84,116,214
Pemex Exploration and Production | Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	36,565,512	83,989,635
Pemex Exploration and Production | Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	27,851,730	29,258,331
Pemex Exploration and Production | Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	24,027,128	18,112,667
Pemex Exploration and Production | Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	17,206,881	33,269,762
Pemex Exploration and Production | Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	8,654,361	23,181,387
Pemex Exploration and Production | Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	7,399,377	13,200,629
Pemex Exploration and Production | Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,472,463	20,986,390
Pemex Exploration and Production | Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	5,500,551	0
Pemex Exploration and Production | Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	4,084,877	6,674,267
Pemex Exploration and Production | Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,328,644	0
Pemex Exploration and Production | Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	1,931,129	7,233,388
Pemex Exploration and Production | Ku-Maloob-Zaap
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	724,768,145
Pemex Exploration and Production | Cuenca de Veracruz
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	142,657,247
Pemex Exploration and Production | Cactus Sitio Grande
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	0	38,229,203
Pemex Exploration and Production | Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(83,935)	874,044
Pemex Exploration and Production | Misión (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(716,358)	0
Pemex Exploration and Production | Cárdenas Mora
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,148,930)	0
Pemex Exploration and Production | Santuario El Golpe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,412,398)	0
Pemex Exploration and Production | Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (11,456,751)	$ 63,391,663